Earnings Per Share	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Earnings Per Share

NOTE 11 - EARNINGS PER SHARE

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
(in millions of Euros)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	16	55	39	31

Number of shares attributable to equity holders of Constellium

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
(number of shares)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Weighted average number of ordinary shares used to calculate basic earnings per share	136,700,491	134,562,177	136,344,030	134,517,869
Effect of other dilutive potential ordinary shares(A)	3,620,938	4,471,455	4,005,235	4,515,005

Weighted average number of ordinary shares used to calculate diluted earnings per share	140,321,429	139,033,632	140,349,265	139,032,874

(A)	Dilutive potential new ordinary shares to be issued are part of Share-based compensation plans.

Earnings per share attributable to the equity holders of Constellium

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
(in Euro per share)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Basic	0.12	0.41	0.29	0.23
Diluted	0.11	0.39	0.28	0.22